Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 13,617	$ 40,411	$ 47,986	$ 39,036
Costs of sales		(11,960)	(34,084)	(40,885)	(32,726)
Gross profit		1,657	6,327	7,101	6,310
General and administrative expenses		(1,291)	(11,133)	(5,479)	(7,685)
Gain on solar development - net	$ 400	38	769	1,589	(2,615)
Other income		0	1,511	724	0
Depreciation and amortization		(437)	(2,256)	(1,766)	(1,420)
Operating profit/(loss)		(33)	(4,782)	2,169	(5,410)
Restructuring and other non-recurring costs		(525)	(2,880)	(3,410)	(2,017)
Finance income		0	2,179	33	4
Finance expense		(796)	(2,590)	(3,149)	(3,239)
Profit/(loss) before income tax		(1,354)	(8,073)	(4,390)	(10,666)
Income tax		(92)	115	(713)	(557)
Loss for the year		(1,446)	(7,958)	(5,103)	(11,223)
Assets		73,109	76,512	62,380	65,395
Liabilities		(50,593)	(36,094)	(44,490)	(41,410)
Net assets/(liabilities)		22,516	40,418	17,890	23,985
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		13,484	38,832	47,914	37,800
Costs of sales		(11,864)	(32,792)	(40,865)	(32,317)
Gross profit		1,620	6,040	7,049	5,483
General and administrative expenses		(567)	(3,004)	(2,745)	(2,823)
Gain on solar development - net		5	36	41	(30)
Other income			1,511	724
Depreciation and amortization		(422)	(1,902)	(1,718)	(1,272)
Operating profit/(loss)		636	2,681	3,351	1,358
Restructuring and other non-recurring costs		(15)	(27)	(124)	(8)
Finance income			2,163
Finance expense		(358)	(476)	(1,436)	(1,354)
Profit/(loss) before income tax		263	4,341	1,791	(4)
Income tax		(92)	(714)	15	(572)
Loss for the year		171	3,627	1,806	(576)
Assets		45,881	35,604	38,519	35,472
Liabilities		(21,171)	(9,442)	(14,481)	(13,603)
Net assets/(liabilities)		24,710	26,162	24,038	21,869
Sustainable Energy Solutions segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		133	185	69	1,236
Costs of sales		(96)	0	(20)	(409)
Gross profit		37	185	49	827
General and administrative expenses		(206)	(1,309)	(469)	(2,148)
Gain on solar development - net		41	733	1,548	(2,585)
Other income			0	0
Depreciation and amortization		(14)	(4)	(45)	(140)
Operating profit/(loss)		(142)	(395)	1,083	(4,043)
Restructuring and other non-recurring costs		(39)	0	(1,296)	7
Finance income			0
Finance expense		(49)	(24)	(9)	(221)
Profit/(loss) before income tax		(230)	(419)	(222)	(4,260)
Income tax		0	96	(728)	15
Loss for the year		(230)	(323)	(950)	(4,245)
Assets		26,534	24,693	22,965	29,538
Liabilities		(5,766)	(767)	(1,697)	(6,085)
Net assets/(liabilities)		20,768	23,926	21,268	23,453
Electric Vehicles segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		0	1,394	0	0
Costs of sales		0	(1,292)	0	0
Gross profit		0	102	0	0
General and administrative expenses		0	(1,923)	0	0
Gain on solar development - net		0	0	0	0
Other income			0	0
Depreciation and amortization		0	(346)	0	0
Operating profit/(loss)		0	(2,167)	0	0
Restructuring and other non-recurring costs		0	(631)	0	0
Finance income			10
Finance expense		0	(11)	0	0
Profit/(loss) before income tax		0	(2,799)	0	0
Income tax		0	733	0	0
Loss for the year		0	(2,066)	0	0
Assets		0	9,027	0	0
Liabilities		0	(2,093)	0	0
Net assets/(liabilities)		0	6,934	0	0
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		0	0	3	0
Costs of sales		0	0	0	0
Gross profit		0	0	3	0
General and administrative expenses		(518)	(4,897)	(2,265)	(2,714)
Gain on solar development - net		(8)	0	0	0
Other income			0	0
Depreciation and amortization		(1)	(4)	(3)	(8)
Operating profit/(loss)		(527)	(4,901)	(2,265)	(2,722)
Restructuring and other non-recurring costs		(471)	(2,222)	(1,990)	(2,016)
Finance income			6
Finance expense		(389)	(2,079)	(1,704)	(1,664)
Profit/(loss) before income tax		(1,387)	(9,196)	(5,959)	(6,402)
Income tax		0	0	0	0
Loss for the year		(1,387)	(9,196)	(5,959)	(6,402)
Assets		694	7,188	896	385
Liabilities		(23,656)	(23,792)	(28,312)	(21,722)
Net assets/(liabilities)		$ (22,962)	$ (16,604)	$ (27,416)	$ (21,337)